THE PARNASSUS FUND
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

The Parnassus Fund
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(Exact name of registrant as specified in charter)

One Market--Steuart Tower #1600, San Francisco, California 94105
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(Address of principal executive offices)  (Zip code)

Bryant Cherry
The Parnassus Fund
One Market - Steuart Tower #1600, San Francisco, California 94105
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(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 778-0200 Date of fiscal year end: December 31
Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

THE PARNASSUS FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF SEPTEMBER 30, 2004 (UNAUDITED)

                                                                         Percent of
  Shares    Common Stocks                                                Net Assets             Market Value
-------------------------------------------------------------------------------------------------------------
            BANKING
    25,000  New York Community Bancorp, Inc.                                                    $    513,500
   315,000  Wells Fargo & Company                                                                 18,783,450
                                                                                                ------------
                                                                              5.6%              $ 19,296,950
                                                                                                ------------

            BUILDING PRODUCTS
   100,000  Trex Company, Inc. (1) (2)                                        1.3%               $ 4,428,000
                                                                                                ------------

            ELECTRONIC INSTRUMENTS
     5,000  Agere Systems, Inc. (1)                                           0.0%                   $ 5,250
                                                                                                ------------

            FINANCIAL SERVICES
    10,000  H&R Block, Inc. (2)                                                                      494,200
 1,300,000  Charles Schwab Corporation                                                            11,947,000
                                                                                                ------------
            Total                                                             3.6%              $ 12,441,200
                                                                                                ------------

            HEALTH CARE
 1,000,000  First Health Group (1) (2)                                                            16,090,000
     5,000  Health Management Associates, Inc. (2)                                                   102,150
                                                                                                ------------
            Total                                                             4.7%              $ 16,192,150
                                                                                                ------------

            INSURANCE BROKER
   225,000  Arthur J. Gallagher                                               2.2%              $  7,454,250
                                                                                                ------------

            INDUSTRIAL
   100,000  Baldor Electric Company                                           0.7%              $  2,366,000
                                                                                                ------------

            INSURANCE
   200,000  American International Group Inc                                                      13,598,000
    75,000  HCC Insurance Holdings Inc                                                             2,261,250
   275,000  Montpelier Re Holdings Ltd                                                            10,087,000
   320,000  RenaissanceRe Holdings Ltd                                                            16,505,600
   450,000  The St. Paul Travelers Companies Inc                                                  14,877,000
                                                                                                ------------
            Total                                                            16.8%              $ 57,328,850
                                                                                                ------------

            MEDICAL EQUIPMENT
   125,000  Quest Diagnostics, Inc. (2)                                                           11,027,500
   450,000  Laboratory Corporation of America Holdings (1)                                        19,674,000
                                                                                                ------------
            Total                                                             9.0%              $ 30,701,500
                                                                                                ------------

            PHARMACEUTICAL
   225,000  Merck & Co Inc                                                                         7,425,000
   450,000  Pfizer Inc                                                                            13,770,000
    25,000  Pharmaceutical Product Development (1)                                                   900,000
                                                                                                ------------
            Total                                                             6.5%              $ 22,095,000
                                                                                                ------------

            PUBLISHING
   140,000  Gannett Co., Inc.                                                                     11,726,400
    25,000  Knight-Ridder, Inc.                                                                    1,636,250
                                                                                                ------------
            Total                                                             3.9%              $ 13,362,650
                                                                                                ------------

            RETAIL
   870,000  LeapFrog Enterprises, Inc. (1) (2)                                5.2%              $ 17,617,500
                                                                                                ------------

            SOFTWARE
   450,000  Intuit, Inc. (1)                                                  6.0%              $ 20,430,000
                                                                                                ------------

            TELECOM EQUIPMENT
 1,400,000  Nokia Corporation ADR (2)                                         5.6%              $ 19,208,000
                                                                                                ------------

            Total investment in common stocks
            (cost $240,479,536)                                              71.1%              $242,927,300

Principal                                                                Percent of
 Amount $   Short-Term Investments                                        Net Assets            Market Value
-------------------------------------------------------------------------------------------------------------
            U.S. Government Agency
            Discount Note
14,500,000  FEDERAL NATIONAL
            MORTGAGE ASSOCIATION
            Zero Coupon,
            1.610% equivalent,
            matures 10/08/04                                                                    $ 14,495,460
24,000,000  FEDERAL NATIONAL
            MORTGAGE ASSOCIATION
            Zero Coupon,
            1.690% equivalent,
            matures 10/22/04                                                                       23,977,467
                                                                                                ------------
            (cost $38,472,927)                                               11.3%              $ 38,472,927
                                                                                                ------------

             Certificates of Deposit (3)
   100,000   ALBINA COMMUNITY CAPITAL BANK
             1.240%, matures 01/24/05                                                           $     96,581
   100,000   COMMUNITY BANK OF THE BAY
             1.190%, matures 09/04/05                                                                 92,855
   100,000   COMMUNITY CAPITAL BANK
             1.250%, matures 02/05/05                                                                 98,612
   100,000   LOUISVILLE COMMUNITY DEVELOPMENT BANK
             1.167%, matures 05/10/05                                                                 97,572
    36,930   SELF HELP CREDIT UNION
             1.500%, matures 01/15/05                                                                 36,930
   100,528   SOUTH SHORE BANK CLEVELAND
             1.666%, matures 11/02/05                                                                 92,682
   100,000   SOUTH SHORE BANK CLEVELAND
             1.666%, matures 11/02/04                                                                 99,651
   100,000   VERMONT DEVELOPMENT CREDIT UNION
             1.250%, matures 04/25/05                                                                 92,022
   100,000   WAINWRIGHT BANK & TRUST CO.
             1.493%, matures 10/29/04                                                                 99,452
   100,000   WAINWRIGHT BANK & TRUST CO.
             1.493%, matures 11/04/05                                                                 92,132
                                                                                                ------------
            (cost $937,458)                                                   0.3%              $    898,489
                                                                                                ------------

            Registered Investment
            Companies--Money Market
            Funds
15,928,989   GOLDMAN SACHS FS GOVERNMENT FUND
             variable rate 1.530%                                                                 15,928,989
15,909,160   JANUS GOVERNMENT FUND
             variable rate 1.650%                                                                 15,909,160
    51,352   SCUDDER GOVERNMENT FUND
             variable rate 1.480%                                                                     51,352
                                                                                                ------------
            (cost $31,889,501)                                                9.3%              $ 31,889,501
                                                                                                ------------

            Community Development Loans (3)
   100,000  BOSTON COMMUNITY
            LOAN FUND
             2.000%, matures 06/30/05                                                                 95,529
   100,000  BOSTON COMMUNITY
            LOAN FUND
             2.000%, matures 06/30/05                                                                 95,529
   100,000  VERMONT COMMUNITY
            LOAN FUND
             2.000%, matures 12/07/04                                                                 98,901
                                                                                                ------------
            (cost $300,000)                                                   0.1%              $    289,959
                                                                                                ------------

 Principal                                                               Percent of
  Amount $  Short-Term Investments                                       Net Assets             Market Value
-------------------------------------------------------------------------------------------------------------
            Securities Purchased with Cash
            Collateral from Securities Lending
            Floating Rate Securities
10,000,000   FIRST TENNESSEE BANK, MTN
             variable rate 1.830%,
             matures 06/07/05                                                                      9,997,980
 5,000,000   LEHMAN BROTHERS MTN
             variable rate 1.965%,
             matures 05/16/05                                                                      5,000,000
 5,000,000   MORGAN STANLEY DEAN WITTER CP
             variable rate 1.955%,
             matures 02/18/05                                                                      5,000,000
                                                                                                ------------
            (cost $19,997,980)                                                5.9%              $ 19,997,980
                                                                                                ------------

            Repurchase Agreements
20,000,000  BANK OF AMERICA SECURITIES LLC Triparty Repurchase Agreement
            (Repurchase agreement with The Bank of New York dated
            09/30/04, effective yield is 1.930%, matures 10/01/04,
            Collateral:
            Wells Fargo Home Equity ABS, 2.180%, 09/26/34;
            Bayview Financial Revolving Asset Trust ABS,
               1.896%, 01/28/38;
            Wells Fargo Home Equity ABS, 2.010%, 09/26/34;
            total par value $20,990,634,
            total market value $20,990,633)                                                       20,000,000

18,235,170  LEHMAN BROTHERS
            Triparty RepurchaseAgreement
            (Repurchase agreement with
            JPMorgan Chase Bank dated 09/30/04,
            effective yield is 1.945%, matures 10/01/04, Collateral:
            GECMC CMO, 1.382%, 11/10/38; JP Morgan Chase CMO, 0.000%,
            12/12/34; LBUBS 2004-C1 XCL CMO, 0.000%, 01/17/36; LBUBS
            2004-C1 XCP CMO, 0.000%, 01/17/36; CMO ML MTG INVS 98 CMO,
            1.587%, 02/15/30; SBM7 01-C1 X1 SE CMO, 0.000%, 12/01/35;
            SASCO 02-1A 2-A2 CMO, 0.000%, 02/25/32; total par value
            $580,476,612,
            total market value $18,800,809)                                                       18,235,170
                                                                                                ------------
            (cost $38,235,170)                                               11.2%              $ 38,235,170
                                                                                                ------------

            Total securities purchased with cash
            collateral from securities lending
            (cost $58,233,150)                                               17.0%              $ 58,233,150
                                                                                                ------------

            Total short-term securities
                                                                                                ------------
            (cost $129,833,036)                                              38.0%              $129,784,025
                                                                                                ------------

            Total securities
            (cost $370,312,572)                                             109.0%              $372,711,325

            Payable upon return of
            securities loaned                                               -17.0%               (58,233,150)
            Other assets and liabilities-net                                  8.0%                27,180,065
                                                                                                ------------
            Total net assets                                                100.0%              $341,658,240
                                                                                                ============

      (1)   These securities are non-income producing.

      (2) This security or partial position of this security was on loan at September 30, 2004. The total value of securities on loan at September 30, 2004 was $56,441,981.

      (3) Market value adjustments may have been made on these securities to reflect early withdrawal/call penalties. Fund holdings will vary over time. Fund shares are not FDIC insured.

            Income Taxes:
            At September 30, 2004, the net unrealized appreciation
            (depreciation) based on the cost of investments for income tax purposes was as follows:
                                                                                                  Parnassus
                                                                                                     Fund
                                                                                                --------------

            Cost of investments                                                                   240,479,536
                                                                                                -------------

            Unrealized appreciation                                                                14,571,142
            Unrealized depreciation                                                               (12,123,378)
                                                                                                 ------------

            Net unrealized appreciation (depreciation)                                              2,447,764
                                                                                                 ------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.



                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Parnassus Fund

By:   /s/ Jerome L. Dodson
       -------------------------------------------------
          Jerome L. Dodson,
          President (as Principal Executive Officer)

Date:  November 24, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jerome L. Dodson
       -------------------------------------------------
          Jerome L. Dodson,
          President (as Principal Executive Officer)

Date:  November 24, 2004


By:   /s/ Bryant Cherry
       -------------------------------------------------
          Bryant Cherry,
          Vice President (as Principal Financial Officer)

Date:  November 24, 2004